UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SBIC Partners, L.P.
Address:     201 Main Street, Suite 3200
             Fort Worth, Texas 76102

Form 13F File Number:     28-5279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     William P. Hallman, Jr.
Title:    President of General Partner of General Partner
Phone:    817/338-8346

Signature, Place, and Date of Signing:

_/s/ William P. Hallman, Jr.    Fort Worth, Texas      February 13, 2001

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $14,091 (thousands)


List of Other Included Managers:
NONE


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FORM 13F INFORMATION TABLE
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Name of               Title of     Cusip      Value  Shares/   SH/  Put/    Invstmnt   Other     Voting Authority
Issuer                 Class                (x$1000) Prn/Amt   PRN  Call    Discretn    Mgrs   Sole   Shared   None

Stamps Com Inc.         COM       852857101    10401  4074449   SH          Sole             4074449
Trikon Technologies,              896187101     2728   261841  PRN          Sole                              261841
   Inc
Vista Med Technologies  COM       928369107      962  1810095   SH          Sole             1810095
   Inc








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